Income Taxes - Details of Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥ 16,862	¥ 14,692
Investments in subsidiaries and affiliates	112,030	33,553
Valuation of financial instruments	60,776	56,566
Accrued pension and severance costs	16,190	10,335
Other accrued expenses and provisions	96,202	123,567
Operating losses	435,122	466,531
Other	5,644	4,356
Gross deferred tax assets	742,826	709,600
Less-Valuation allowance	(543,489)	(565,103)	¥ (490,603)	¥ (522,220)
Total deferred tax assets	199,337	144,497
Deferred tax liabilities
Investments in subsidiaries and affiliates	121,874	109,087
Valuation of financial instruments	49,873	56,808
Undistributed earnings of foreign subsidiaries	711	735
Valuation of fixed assets	19,165	20,644
Other	6,822	8,670
Total deferred tax liabilities	198,445	195,944
Net deferred tax assets (liabilities)	¥ 892	¥ (51,447)